Income Tax - Schedule of Effective Tax Rate (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expense (income) [abstract]
Net profit (loss)	€ (10,399)	€ 9,058	€ 58,201	€ 9,058
Tax expense (income)	(40)	2,895
Net profit (loss) before tax	€ (10,359)	€ 6,163